STOCKHOLDERS’ EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	60,000
Common Shares Reserved for Issuance under Equity Incentive Plan						1,000,000	3,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 2,288,683
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				(490,476)	(1,717,204)
Share-based Payment Arrangement, Noncash Expense	$ 655,920	$ 344,716		$ 1,227,578	$ 801,244
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	182,321			490,476	1,717,204
fair Value of Options Granted	$ 698,093
Share-based Payment Arrangement, Noncash Expense	$ 300,918
Employee Stock [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	47,320
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		729,897	962,387	962,387
Share-based Payment Arrangement, Noncash Expense	$ 6
Common Stock [Member] | Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	182,321